LEASES (Tables)	12 Months Ended
Sep. 30, 2025
Leases
Schedule of operations lease income recognized
	For the Years Ended September 30,
	2024	2025
	HK$	HK$
Equipment leasing income	5,690,002	3,958,978

Schedule of future minimum operating lease payments to be received
Twelve months ended September 30,	HK$
2026	2,660,103
2027	1,593,183
Total undiscounted lease payments to be received	4,253,286

Schedule of cost and accumulated depreciation associated with these assets

	As of September 30,
	2024	2025
	HK$	HK$
Cost of assets leased under operating leases	14,510,730	8,618,580
Accumulated depreciation associated with assets leased under operating leases	6,750,528	4,106,408

Schedule of the operating leases related assets and liabilities

The table below presents the operating leases related assets and liabilities recorded on the consolidated balance sheets:

	As of September 30,
	2024	2025
	HK$	HK$
Operating lease ROU assets, net	5,496,985	6,041,643
Operating lease liabilities – current	1,935,187	1,976,643
Operating lease liabilities – non-current	3,004,974	3,540,340
	4,940,161	5,516,983

Schedule of weighted average remaining lease terms and discount rates

The weighted average remaining lease terms and discount rates for the operating leases were as follows:

	As of September 30,
	2024	2025
Weighted average remaining lease term (years)	8.28	8.17
Weighted average discount rate	6.20%	6.01%

Schedule of lease expenses consolidated statements of income and supplemental cash flow information

A summary of lease expenses recognized in the Group’s consolidated statements of operations and supplemental cash flow information related to operating leases is as follows:

	For the Years Ended September 30,
	2024	2025
	HK$	HK$
Operating lease expenses excluding short-term lease expense	1,407,617	2,249,933
Operating cash flows used in operating leases	1,115,900	2,217,768
Short-term lease cost	990,697	808,499

Schedule of maturities of operating lease liabilities

The following is a schedule, by year, of maturities of operating lease liabilities as of September 30, 2025:

Twelve months ended September 30,	HK$
2026	2,257,152
2027	2,277,188
2028	1,439,231
Total lease payments	5,973,571
Less: imputed interest	(456,588)
Present value of operating lease liabilities	5,516,983
Less: operating lease liabilities – non-current	3,540,340
Operating lease liabilities – current	1,976,643